Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2014
Warehouse Fixtures [Member]
Significant Accounting Policies [Line Items]
Useful lives	2 years
Warehouse Equipment Member]
Significant Accounting Policies [Line Items]
Useful lives	5 years
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Useful lives	5 years
Furniture and Fixtures [Member] | Vaporin Inc [Member]
Significant Accounting Policies [Line Items]
Useful lives	7 years
Computer Hardware [Member]
Significant Accounting Policies [Line Items]
Useful lives	3 years
Equipment [Member] | Vaporin Inc [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful lives	3 years
Equipment [Member] | Vaporin Inc [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful lives	5 years